Investments (Details 42) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans, net [Member]
Accretable yield on purchased distressed assets acquired
Accretable yield, beginning of period	$ 170	$ 0
Accretion	(56)	(3)
Disposals	0	0
Reclassification to/ from nonaccretable difference	140	0
Accretable yield, end of period	254	170
Fixed maturity securities [Member]
Accretable yield on purchased distressed assets acquired
Accretable yield, beginning of period	541	0
Accretion	(114)	(62)
Disposals	(65)	0
Reclassification to/ from nonaccretable difference	174	(103)
Accretable yield, end of period	2,311	541
Investments Purchased [Member] | Mortgage loans, net [Member]
Accretable yield on purchased distressed assets acquired
Additions	0	0
Investments Purchased [Member] | Fixed maturity securities [Member]
Accretable yield on purchased distressed assets acquired
Additions	1,775	606
Acquisitions [Member] | Mortgage loans, net [Member]
Accretable yield on purchased distressed assets acquired
Additions	0	173
Acquisitions [Member] | Fixed maturity securities [Member]
Accretable yield on purchased distressed assets acquired
Additions	$ 0	$ 100